Risk management - Footnotes to tables - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 16,997.0		€ 12,839.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	1,189.0	€ 131.0	516.0
IFRS-9 Eligible Financial Assets [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	1,184.0		462.0
Non-Credit Replacement Guarantees [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	4.0		43.0
Modification Gains And Losses On Restructured Financial Assets [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	1.0		11.0
Gross Carrying Amount [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	999,968.0		951,934.0
Gross Carrying Amount [Member] | Financial instruments purchased or originated credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	5.0		4.0
Accumulated Impairment [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	6,022.0		5,368.0
IAS 37 & IFRS 9 Off-Balance Provisions [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 117.0		€ 114.4